COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	30,000	300,000	15,000
Value of shares to be issued	$ 3,000	$ 42,000	$ 1,500
Stock to be Issued for Cash at $0.10 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued		180,000	15,000
Value of shares to be issued		$ 18,000	$ 1,500
Stock to be Issued for Cash at $0.20 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	0	120,000	0
Value of shares to be issued	$ 0	$ 24,000	$ 0
Common Stock To Be Issued [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued		300,000	15,000
Value of shares to be issued		$ 42,000	$ 1,500